Borrowings (Details 4) - Dec. 31, 2018 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
2019	¥ 282,000	$ 41,015
2020	0	0
2021	23,000	3,345
2022	0	0
2023	0	0
Thereafter	623,116	90,629
Total	¥ 928,116	$ 134,989